INCOME TAXES (Details 3) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets:
Tax loss carryforwards	$ 883	5,346		13,244
Valuation allowance	(883)	(5,346)	(2,188)	(13,244)	(9,880)	(11,424)
Net deferred tax asset	0	0		0
Deferred tax liabilities:
Intangible assets	(1,663)	(10,070)		(21,254)
Net deferred tax liabilities	$ (1,663)	(10,070)		(21,254)